LEASING - Leasing payable (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leasing payable
Leasing payable	R$ 1,280,669	R$ 1,277,602
Current	430,727	373,151
Non-current	849,942	904,451
Financial expense for the year	R$ 129,137	R$ 127,787
Minimum
Leasing payable
Discount rate	3.50%	3.50%
Maximum
Leasing payable
Discount rate	13.10%	12.30%
2024
Leasing payable
Leasing payable		R$ 373,151
2025
Leasing payable
Leasing payable	R$ 430,727	336,033
2026
Leasing payable
Leasing payable	285,711	207,496
2027
Leasing payable
Leasing payable	184,682	138,995
2028
Leasing payable
Leasing payable	130,349	R$ 221,927
2029 on
Leasing payable
Leasing payable	R$ 249,200